Share capital - Disclosure of detailed information about stock options outstanding and exercisable (Details) shares in Thousands	12 Months Ended
Dec. 31, 2025 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding | shares	7,762
Weighted average exercise price	$ 1.33
Exercisable | shares	2,785
Weighted average exercise price	$ 1.19
CAD $0.01 to $1.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	11 months 23 days
Outstanding | shares	963
Weighted average exercise price	$ 0.78
Exercisable | shares	963
Weighted average exercise price	$ 0.78
CAD $0.01 to $1.00 [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price	0.01
CAD $0.01 to $1.00 [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price	$ 1
CAD $1.01 to $2.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	3 years 21 days
Outstanding | shares	6,629
Weighted average exercise price	$ 1.38
Exercisable | shares	1,772
Weighted average exercise price	$ 1.38
CAD $1.01 to $2.00 [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price	1.01
CAD $1.01 to $2.00 [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price	$ 2
CAD $2.01 to $3.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	2 years 9 months 14 days
Outstanding | shares	130
Weighted average exercise price	$ 2.29
Exercisable | shares	50
Weighted average exercise price	$ 2.25
CAD $2.01 to $3.00 [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price	2.01
CAD $2.01 to $3.00 [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price	$ 3
CAD $3.01 to $4.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	4 years 7 months 17 days
Outstanding | shares	40
Weighted average exercise price	$ 3.43
Exercisable | shares	0
Weighted average exercise price	$ 0
CAD $3.01 to $4.00 [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price	3.01
CAD $3.01 to $4.00 [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price	$ 4